CORPORATE INCOME TAX - Reconciliation of tax computed by applying the Vietnam's statutory tax rate to the Group's income tax expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
Reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense
Vietnam's statutory tax rate	20.00%	20.00%	20.00%		20.00%
Loss before tax expense	₫ (77,384,644)	$ (3,179,973,043)	₫ (60,173,423)	[1]	₫ (51,896,362)	[1]
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(15,476,929)	(635,994,617)	(12,034,685)		(10,379,272)
Effect of preferential tax rates	9,534,979	391,821,615	5,189,245		4,397,659
Foreign tax rates differential	(376,196)	(15,459,051)	(341,129)		(232,379)
Deemed contribution from owners through cash donation to the Company	2,035,221	83,633,491	1,974,626
Deemed contribution from owner through free electric charging offered to VinFast's customers	590,075	24,247,997
Others	542,007	22,272,735	492,047		685,487
Change in valuation allowance	3,121,148	128,257,571	4,796,821		6,590,840
Income tax expense reported in the consolidated statement of operations	₫ (29,695)	$ (1,220,259)	₫ 76,925	[1]	₫ 1,062,335	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).